UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                            -----------------------
                                  FORM N-CSR S
                            -----------------------

--------------------------------------------------------------------------------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06115

                            THE SINGAPORE FUND, INC.

               (Exact name of registrant as specified in charter)



                       c/o Daiwa Securities Trust Company
                         One Evertrust Plaza, 9th Floor
                       Jersey City, New Jersey 07302-3051

               (Address of principal executive offices) (Zip code)

                       c/o Daiwa Securities Trust Company
                         One Evertrust Plaza, 9th Floor
                       Jersey City, New Jersey 07302-3051

                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (201) 915-3054

                       DATE OF FISCAL YEAR END: October 31

                    DATE OF REPORTING PERIOD: April 30, 2006

--------------------------------------------------------------------------------

Item 1.  Reports to Stockholders.

General Information (unaudited)


The Fund

     The Singapore Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company. Its primary investment objective is capital appreciation, which it seeks through investment primarily in Singapore equity securities, and to a lesser degree, investment in equity securities issued by companies in ASEAN Group countries. The ASEAN Group currently is composed of Brunei, Cambodia, Indonesia, Laos, Malaysia, Myanmar (formerly Burma), the Philippines, Singapore, Thailand and Vietnam. The Fund's Investment Manager is DBS Asset Management (United States) Pte. Ltd. (the "Manager"), an indirectly wholly-owned subsidiary of The Development Bank of Singapore, Ltd. Daiwa SB
Investments (Singapore) Ltd. provides the Manager with advice regarding investments.

Shareholder Information

     The Fund's shares are listed on the New York Stock Exchange ("NYSE"). The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges. The Fund's NYSE trading symbol is "SGF". Weekly comparative net asset value ("NAV") and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's, and also in many other newspapers. The Fund's daily NAV is also available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020. Also, the Fund's website includes a monthly market review, a list of the Fund's top ten industries and holdings, its proxy voting policies and procedures, its code of ethics and its audit committee charter.

Inquiries

     Inquiries concerning your registered share account should be directed to the American Stock Transfer & Trust Company (the "Plan Agent") at the number noted below. All written inquiries should be directed to The Singapore Fund, Inc., c/o Daiwa Securities Trust Company, One Evertrust Plaza, 9th Floor, Jersey City, NJ 07302-3051.

Restriction on Beneficial Ownership by Singapore Residents

     The Fund expects to continue to qualify for a Singapore income tax exemption granted to non-Singapore resident investors with respect to certain types of income derived from Singapore sources. In order for the Fund to be treated as a non-Singapore resident, and therefore qualify for this exemption, not more than 5% of the Fund's issued share capital may be beneficially owned, directly or indirectly, by Singapore residents. For this reason, the Fund's Board of Directors has restricted, and in the future may prohibit, the transfer of the Fund's shares to residents of Singapore.

Proxy Voting Policies and Procedures

     A description of the policies and procedures that are used by the Fund's Investment Manager to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling (201) 915-3054; (2) by visiting www.daiwast.com; and (3) as an exhibit to the Fund's annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the "Commission") at www.sec.gov. Information regarding how the Investment Manager votes these proxies is now available by calling the same number and the Commission's website. The Fund has filed its report on Form N-PX covering the Fund's proxy voting record for the 12-month period ended June 30, 2005.

Quarterly Portfolio of Investments

     A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Commission's website at www.sec.gov and the Fund's web site at www.daiwast.com. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The quarterly Portfolio of Investments are available without charge, upon request, by calling
(201) 915-3054.

Certifications

     The Fund's chief executive officer has certified to the NYSE that, as of June 1, 2006, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund also has included the certifications of the Fund's chief executive officer and chief financial officer required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 in the Fund's Form N-CSR filed with the Commission for the period of this report.

Dividend Reinvestment and Cash Purchase Plan

     A Dividend Reinvestment and Cash Purchase Plan (the "Plan") is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional semi-annual cash investments in Fund shares through the Plan Agent. A brochure fully describing the Plan's terms and conditions is available on the Fund's web site at www.daiwast.com and from the Plan Agent by calling (866) 669-9903 or by writing The Singapore Fund, Inc., c/o the American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038.

Shareholder Letter (unaudited)


                                                                    May 11, 2006
Dear Shareholders:

     We are pleased to present the Semi-Annual Report of The Singapore Fund, Inc. (the "Fund") for the six months ended April 30, 2006.

Performance Review

-------------------------------------------------------- ----------- -----------
                                                           Nov'05      Feb'06
                                                             to          to
US$ Terms                                                  Jan'06      Apr'06
-------------------------------------------------------- ----------- -----------
Singapore Fund                                             16.89%      14.57%
-------------------------------------------------------- ----------- -----------
Straits Times Index ("STI")                                13.44%      11.34%
-------------------------------------------------------- ----------- -----------
Relative to Benchmark Index                                +3.45%      +3.23%
-------------------------------------------------------- ----------- -----------
Annualized performance computed on compounded basis.
Source: Bloomberg

     In the first quarter ended January 31, 2006, the Fund outperformed the Straits Times Index ("STI") benchmark by 3.45 percentage points. In the second quarter ended April 30, 2006, the Fund out-performed the STI benchmark by 3.23 percentage points. For the six months ended April 30, 2006, the Fund's net asset value ("NAV") rose 33.68% compared to the STI's rise of 26.30% over the same period. The out-performance was mainly attributable to the Fund's investments in the technology, consumer, industrial, real estate and transport sectors.

Market Review

     The market as represented by the STI rose strongly by 13.44% for the first quarter ended January 31, 2006. The quarter saw the technology, energy and offshore and marine sectors out-performing the STI.

     The strong equity market in the first quarter was supported by strong macro-economic news flow such as calendar fourth quarter 2005 Gross Domestic Product ("GDP") growth rising at a better than expected 8.7% and full year 2005 growth revised up to 6.4% from 5.7%. This strong growth momentum is generally expected to flow through to 2006 on expectations of stronger employment and domestic demand growth augmenting continued export growth in 2006. The government revised its 2006 GDP growth forecast upwards from 3% to 5% to 4% to 6%. The market was expected to also benefit from a pre-election annual budget and pre-election market rally, an expected peaking of domestic and U.S. interest rates in the first half of 2006 and positive news flow from the integrated resorts/casinos projects and property sector.

     Continuing its upward momentum from the previous quarter, the STI rose another 11.34% during the second quarter ended April 30, 2006 with the real estate sector adding to continued performance of technology stocks such as Chartered Semiconductor and Stats Chippac, which gained 32.4% and 21.9%, respectively. Boosted by positive sentiment as a result of the submission of exciting iconic proposals/bids for the Marina Integrated Resort Project and high transaction prices for selective high-end property transactions, shares of Keppel Land, Capitaland, Wing Tai Holdings and City Development rose between 21.6% and 34.3% during the second quarter.

     The 2006 budget turned out to be stock market neutral with few new significant business stimuli. It was more socially focused with U.S.$1.6 billion in special transfer payments to help the elderly and lower income Singaporeans. The main impact of the budget will be to stimulate consumer demand and the domestic economy. During the second quarter, Temasek announced that it had bought a 11.55% stake in Standard Chartered Bank from the late Khoo Teck Puat's family, which raised market speculation of a possible merger of Temasek's 28% stake in DBS Group Holdings Ltd. into Standard Chartered Bank. Finally, general elections were called for May 6, 2006. Though widely expected, news of the general election still breathed positive sentiment into the stock market. Despite recent strength of the Singapore Dollar ("S$"), the Monetary Authority of Singapore announced that it will not change its policy of a modest and gradual appreciation of the S$.

     Macro economic data was generally favorable during the second quarter. Manufacturing production recovered to 25.2% year-on-year in March and 37.2% in February after sharp declines, mainly in bio-medical production which caused sharp dips to 1.3% in January 2006 and 5.2% in December 2005. As a result, first quarter 2006 manufacturing production rose by a better than expected 20.0% year-on-year thereby raising prospects that first quarter 2006 GDP growth may be revised upwards to above 10% from the government's earlier advance estimate of 9.1% growth. Similarly non-oil domestic exports were strong, growing at 16.8% year-on-year in March, 16.5% in February and 17.5% in January.

     In contrast, weak car sales were the reason that retail sales were generally weak, growing at 4.7% year-on-year in February, 4.8% in January and 7.4% in December 2005. Singapore's Purchasing Managers Index (PMI) in March declined for the third consecutive month this year to 49.6 from 50.8 in February. A PMI level below 50 indicates that the economy may be contracting. However, the electronics sub-sector's PMI continued to stay in expansionary territory at 52.3 (0.4 points rise), signaling at least short term optimism for the current technology cycle. Inflation remains low with the Consumer Price Index (CPI) gaining 1.2% year-on-year for both March and February and 1.7% in January. Unemployment held at 2.6% at the end of the first quarter of 2006, unchanged from the 2.6% (revised) at the end of the fourth quarter of 2005.

Outlook & Strategy

------------------------------------ ---------------- ------------- ------------------------------------------------
                                      Benchmark (%)   Portfolio (%) Comments
------------------------------------ ---------------- ------------- ------------------------------------------------
Telecommunication & Media                 14.6            10.9      Defensive exposure with expectations for
                                                                    higher dividend yields. Earnings growth in the
                                                                    shorter term may however prove to be
                                                                    disappointing.
------------------------------------ ---------------- ------------- ------------------------------------------------
Finance                                   33.6            21.9      Banking sector to show improving earnings
                                                                    growth driven by asset divestments, steepening
                                                                    of the yield curve, interest margin expansion
                                                                    and better loan growth led by property and
                                                                    construction. On-going capital restructuring
                                                                    of United Overseas Bank and Oversea-Chinese
                                                                    Banking Corp. provide potential for return on
                                                                    equity (ROE) improvements and higher
                                                                    dividends. Sector limit of 25% is applicable.
------------------------------------ ---------------- ------------- ------------------------------------------------
Real Estate                               15.5            10.5      Recovery of the high end residential property
                                                                    market quite extended with the mid- and lower
                                                                    end yet to catch up. Sector is long term
                                                                    beneficiary of stronger economic growth and
                                                                    government's measures to boost tourism through
                                                                    Orchard Road rejuvenation and the Integrated
                                                                    Resorts cum Casinos projects.
------------------------------------ ---------------- ------------- ------------------------------------------------
Conglomerate                              10.0            6.7       Underweight due to profit-taking after
                                                                    stronger than expected performance.
------------------------------------ ---------------- ------------- ------------------------------------------------
Transport                                  7.2            9.7       Overweight in marine (leveraged on continued
                                                                    strong China demand) and domestic land
                                                                    transport with more assured growth and
                                                                    dividend yield prospects. High fuel cost
                                                                    continues to be a main drag on air transport
                                                                    (SIA) earnings although potential divestment
                                                                    of non-core assets increases prospects for
                                                                    higher dividends.
------------------------------------ ---------------- ------------- ------------------------------------------------
Technology                                 6.4            7.9       Looking towards building up exposure for the
                                                                    next tech industry up cycle.
------------------------------------ ---------------- ------------- ------------------------------------------------
Industrials                                5.6            12.3      Overweight on attractive stock valuations with
                                                                    good prospects of out-performance from strong
                                                                    earnings growth from resilient sectoral and
                                                                    China demand.
------------------------------------ ---------------- ------------- ------------------------------------------------
Consumer                                   5.0             9.3      Overweight on attractive stock valuations with
                                                                    expected pick-up in domestic consumption
                                                                    spending and rising China consumption fueling
                                                                    strong earnings growth and strong capacity
                                                                    expansion prospects.
------------------------------------ ---------------- ------------- ------------------------------------------------

     We remain cautious as the Singapore market has performed so well for the financial year to date, with the STI up 26.30% for the six month period November 1, 2005 to April 30, 2006 compared to its 9.8% performance for the whole year ended October 31, 2005. However exchange translation gain is estimated to account for about 8.5 percentage points of this year's first half performance compared to an estimated exchange translation loss of about 2.0 percentage points in last year's end October 31, 2005 performance.

     Risks of a U.S. hard economic landing and an outbreak of avian flu pandemic add to increased risk that China might act more drastically to slow its growth more sharply than expected. Increasing tensions between Iran and the U.S. over Iran's nuclear program raises risk of military action disrupting oil supplies, causing oil prices to spike up further. Also, tightening liquidity conditions in the EU and Japan and rapidly changing views of when the Federal Reserve will be ending its interest rate hikes looks set to add to market volatility ahead.

Portfolio Management

     Mr. Lim Chi Teong has been the Fund's portfolio manager since April 15, 2005 and is responsible for the day-to-day management of the Fund's portfolio. Chi Teong joined DBS Asset Management Ltd., of which the Fund's Investment Manager, DBS Asset Management (United States) Pte. Ltd., is a wholly owned subsidiary, in February 2005. Prior to this, he was the Director of Investment Management at Pheim Asset Management Malaysia and Advisor to Pheim Asset Management Singapore.

     Mr. Teo Chon Kiat supports Chi Teong as the alternate portfolio manager. Prior to joining DBSAM in 1998, Chon Kiat was a quantitative analyst with Koeneman Capital Management.

     The Fund's management would like to thank you for your participation in The Singapore Fund, Inc. and would be pleased to hear from you.

Sincerely,

/s/ MASAMICHI YOKOI
----------------------------
MASAMICHI YOKOI
Chairman of the Board

Portfolio of Investments
April 30, 2006 (unaudited)

COMMON STOCKS--94.87%


Shares                                                             Value
-------------------------------------------------------------  -----------------
MALAYSIA--2.36%
Banks & Financial Services--1.37%
  1,200,000 AmInvestment Group Berhad . . . . . . . . . . . .   $     588,349
  1,500,000 AMMB Holdings Berhad. . . . . . . . . . . . . . .       1,177,524
                                                                ----------------
                                                                    1,765,873
                                                                ----------------
Machinery--0.99%
  1,700,000 CB Industrial Product Holdings Berhad . . . . . .       1,268,971
                                                                ----------------
Total Malaysia Common Stocks. . . . . . . . . . . . . . . . .       3,034,844
                                                                ----------------
SINGAPORE--92.51%
Agricultural Biotechnology--2.32%
  5,600,000 China Sun Bio-chem Technology Group Co., Ltd. . .       2,988,789
                                                                ----------------
Apparel & Sports Footwear--0.55%
    700,000 China Honxing Sports, Ltd.* . . . . . . . . . . .         707,406
                                                                ----------------
Banks & Financial Services--20.46%
  2,650,000 Oversea-Chinese Banking Corp. Ltd.  . . . . . . .      11,381,652
  1,450,000 United Overseas Bank Ltd. . . . . . . . . . . . .      14,928,154
                                                                ----------------
                                                                   26,309,806
                                                                ----------------
Building Materials--1.48%
  1,800,000 Hong Leong Asia Ltd.  . . . . . . . . . . . . . .       1,909,995
                                                                ----------------
Chemicals--0.74%
  1,548,000 China Sky Chemical Fibre Co., Ltd.  . . . . . . .         948,404
                                                                ----------------
Communications--Media--2.59%
  1,230,000 Singapore Press Holdings Ltd. . . . . . . . . . .       3,325,059
                                                                ----------------


Shares                                                             Value
-------------------------------------------------------------  -----------------
Computer Memory--1.82%
  5,528,000 Global Testing Corp. Ltd.*  . . . . . . . . . . .   $   1,256,959
  4,250,000 Memory Devices Ltd. . . . . . . . . . . . . . . .       1,087,162
                                                                ----------------
                                                                    2,344,121
                                                                ----------------
Conglomerate--4.50%
    163,000 Jardine Matheson Holdings Ltd.  . . . . . . . . .       2,950,300
  1,250,000 Sembcorp Industries Ltd.+ . . . . . . . . . . . .       2,842,255
                                                                ----------------
                                                                    5,792,555
                                                                ----------------
Diversified--0.89%
    100,000 Jardine Strategic Holdings Ltd. . . . . . . . . .       1,140,000
                                                                ----------------
E-Business--1.43%
  3,000,000 DMX  Technologies Group, Ltd.*  . . . . . . . . .       1,837,991
                                                                ----------------
Electronic Components--1.69%
  3,350,000 United Test and  Assembly Center Ltd.*  . . . . .       2,179,378
                                                                ----------------
Electronics--0.65%
  1,000,000 Magnecomp International Ltd.  . . . . . . . . . .         840,044
                                                                ----------------
Environmental--0.18%
    475,000 Sino-Environment Technology Group Ltd.* . . . . .         228,012
                                                                ----------------
Foods--2.02
    700,000 China Lifestyle Food and Beverages Group Ltd. . .         145,902
  2,879,000 Luzhou Bio-Chem Technology Ltd. . . . . . . . . .       1,281,980
  2,250,000 Pacific Andes Holdings, Ltd.  . . . . . . . . . .       1,165,325
                                                                ----------------
                                                                    2,593,207
                                                                ----------------

April 30, 2006 (unaudited)


COMMON STOCKS (continued)


Shares                                                             Value
-------------------------------------------------------------  -----------------
Health & Personal Care--4.08%
  2,500,000 Biosensors International Group Ltd.*  . . . . . .  $   2,021,159
  3,350,000 LMA International NV, Ltd.* . . . . . . . . . . .      1,777,357
  5,000,000 Sunray Holdings Ltd.  . . . . . . . . . . . . . .      1,452,708
                                                               -----------------
                                                                   5,251,224
                                                               -----------------
Home Products--1.06%
  6,355,000 Contel Corp. Ltd.* . . . . . . . . . . . . . . .       1,364,724
                                                               -----------------
Industrial--2.15%
   1,400,000 Singapore Technologies Engineering Ltd.+  . . .       2,758,882
                                                               -----------------
Iron & Steel--0.61%
  10,000,000 Delong Holdings Ltd.  . . . . . . . . . . . . .         789,515
                                                               -----------------
Leisure and Tourism--1.45%
  4,250,000 Raffles Holdings Ltd.+ . . . . . . . . . . . . .       1,865,625
                                                               -----------------
Machinery--0.42%
  1,366,000  Bright World Precision Machinery Ltd.*  . . . .         539,239
                                                               -----------------
Manufacturing--0.15%
  1,500,000 Linair Technologies Ltd.@  . . . . . . . . . . .         194,221
                                                               -----------------
Metal Processor--1.58%
  3,700,000  FerroChina Ltd. . . . . . . . . . . . . . . . .       2,033,160
                                                               -----------------
Oil & Gas Extraction--1.72%
  1,414,000 KS Energy Services Ltd.  . . . . . . . . . . . .       2,214,887
                                                               -----------------
Pharmaceuticals--0.49%
  1,200,000  AsiaPharm Group Ltd.  . . . . . . . . . . . . .         629,086
                                                               -----------------
Printing & Packaging--1.00%
  2,214,887 Fung Choi Printing and Packaging Group Ltd.  . .       1,286,594
                                                               -----------------


Shares                                                             Value
-------------------------------------------------------------  -----------------
Property Development--10.42%
  1,400,000  Capitaland Ltd.+  . . . . . . . . . . . . . . .       4,332,860
    580,000  City Developments Ltd.  . . . . . . . . . . . .       3,699,984
    290,000  Hongkong Land Holdings, Ltd.  . . . . . . . . .       1,136,800
    700,000  Keppel Land Ltd.+ . . . . . . . . . . . . . . .       2,095,689
    600,471  United Overseas Land Ltd. . . . . . . . . . . .       1,160,550
    880,000  Wing Tai Holdings Ltd.  . . . . . . . . . . . .         972,683
                                                               -----------------
                                                                  13,398,566
                                                               -----------------
Real Estate Investment Trust--0.10%
    140,000  K-REIT Asia*  . . . . . . . . . . . . . . . . .         131,754
                                                               -----------------
Recycling--0.00%
 14,641,000 Citiraya Industries, Ltd.*@  . . . . . . . . . .             ---
                                                               -----------------
Retail--0.89%
  2,548,000 Best World International Ltd.  . . . . . . . . .       1,142,637
                                                               -----------------
Shipyards--3.46%
   460,000 Keppel Corp. Ltd.+  . . . . . . . . . . . . . . .       4,445,287
                                                               -----------------
Technology--2.32%
  15,000,000 Global Voice Group Ltd.*  . . . . . . . . . . .       1,563,240
   2,000,000 Sarin Technologies Ltd. . . . . . . . . . . . .       1,414,811
                                                               -----------------
                                                                   2,978,051
                                                               -----------------
Telecommunications--8.26%
  5,400,000 Singapore Telecommunications Ltd.+ . . . . . . .       9,345,334
    900,000 StarHub Ltd.+  . . . . . . . . . . . . . . . . .       1,273,330
                                                               -----------------
                                                                  10,618,664
                                                               -----------------

Portfolio of Investments (concluded)
April 30, 2006 (unaudited)


COMMON STOCKS (concluded)


Shares                                                             Value
-------------------------------------------------------------  -----------------
Transport Services--1.39%
  2,500,000  Singapore Post Ltd.+ . . . . . . . . . . . . . .  $  1,784,304
                                                               -----------------

Transportation--Air--2.89%
    415,000  Singapore Airlines Ltd.+ . . . . . . . . . . . .     3,722,091
                                                               -----------------

Transportation--Land--2.08%
  3,750,000  SMRT Corp., Ltd.+  . . . . . . . . . . . . . . .     2,676,457
                                                               -----------------

Transportation--Marine--4.67%
  6,650,000  Cosco Corp. (Singapore) Ltd. . . . . . . . . . .     6,006,316
                                                               -----------------
Total Singapore Common Stocks . . . . . . . . . . . . . . . .   118,976,051
                                                               -----------------
Total Common Stocks
  (Cost--$86,127,597) . . . . . . . . . . . . . . . . . . . .   122,010,895
                                                               -----------------

--------------------------------------------------------------------------------
TIME DEPOSITS--4.96%
--------------------------------------------------------------------------------

Principal
 Amount
 (000)
---------

SINGAPORE DOLLAR--3.07%
      6,247 Citibank Singapore 1.70%, due 5/1/06  . . . . . .     3,945,430
                                                               -----------------
U.S. DOLLAR--1.89%
     $  184  Bank of New York,
               0.05%, due 5/1/06. . . . . . . . . . . . . . .       184,450
      2,252  Citibank Singapore,
               3.834%, due 5/1/06 . . . . . . . . . . . . . .     2,251,678
                                                               -----------------
Total U.S. Dollar Time Deposits . . . . . . . . . . . . . . .     2,436,128
                                                               -----------------
Total Time Deposits (Cost--$6,343,195). . . . . . . . . . . .  $  6,381,558
                                                               -----------------
Total Investments--99.83%
   (Cost--$92,470,792). . . . . . . . . . . . . . . . . . . .   128,392,453
Other assets less liabilities--0.17%. . . . . . . . . . . . .       217,857
                                                               -----------------
NET ASSETS (Applicable to 9,239,320 shares of
  capital stock outstanding; equivalent to
  $13.92 per share)--100.00%. . . . . . . . . . . . . . . . .  $128,610,310
                                                               =================

-------------------------------
*      Non-income producing securities.
+      Deemed to be an affiliated issuer (see page 11).
@ Fair valued security. This security has been valued in good faith in such a manner as prescribed by the Board of Directors.



                 See accompanying notes to financial statements.

EQUITY CLASSIFICATIONS HELD
April 30, 2006 (unaudited)
---------------------------------------------------------------
                                                     Percent of
Industry                                             Net Assets
--------                                             ----------
Banks & Financial Services . . . . . . . . . . . .      21.83%
Property Development . . . . . . . . . . . . . . .      10.42
Telecommunications . . . . . . . . . . . . . . . .       8.26
Transportation--Marine . . . . . . . . . . . . . .       4.67
Conglomerate . . . . . . . . . . . . . . . . . . .       4.50
Health & Personal Care . . . . . . . . . . . . . .       4.08
Shipyards. . . . . . . . . . . . . . . . . . . . .       3.46
Transportation--Air. . . . . . . . . . . . . . . .       2.89
Communications--Media. . . . . . . . . . . . . . .       2.59
Agricultural Biotechnology . . . . . . . . . . . .       2.32
Technology . . . . . . . . . . . . . . . . . . . .       2.32
Industrial . . . . . . . . . . . . . . . . . . . .       2.15
Transportation--Land . . . . . . . . . . . . . . .       2.08
Foods. . . . . . . . . . . . . . . . . . . . . . .       2.02
Computer Memory. . . . . . . . . . . . . . . . . .       1.83
Oil & Gas Extraction . . . . . . . . . . . . . . .       1.72
Electronic Components. . . . . . . . . . . . . . .       1.69
Metal Processor. . . . . . . . . . . . . . . . . .       1.58
Building Materials . . . . . . . . . . . . . . . .       1.49
Leisure and Tourism. . . . . . . . . . . . . . . .       1.45
E-Business . . . . . . . . . . . . . . . . . . . .       1.43
Machinery. . . . . . . . . . . . . . . . . . . . .       1.41
Transport Services . . . . . . . . . . . . . . . .       1.39
Home Products. . . . . . . . . . . . . . . . . . .       1.06
Printing & Packaging . . . . . . . . . . . . . . .       1.00
Retail . . . . . . . . . . . . . . . . . . . . . .       0.89
Diversified. . . . . . . . . . . . . . . . . . . .       0.89
Chemicals. . . . . . . . . . . . . . . . . . . . .       0.74
Electronics. . . . . . . . . . . . . . . . . . . .       0.65
Iron & Steel . . . . . . . . . . . . . . . . . . .       0.61
Apparel & Sports Footwear. . . . . . . . . . . . .       0.55
Pharmaceuticals. . . . . . . . . . . . . . . . . .       0.49
Environmental. . . . . . . . . . . . . . . . . . .       0.18
Manufacturing. . . . . . . . . . . . . . . . . . .       0.15
Real Estate Investment Trust . . . . . . . . . . .       0.10
Recycling. . . . . . . . . . . . . . . . . . . . .       0.00


TEN LARGEST EQUITY POSITIONS HELD
April 30, 2006 (unaudited)
---------------------------------------------------------------

                                                     Percent of
Issue                                                Net Assets
--------                                             ----------
United Overseas Bank Ltd.  . . . . . . . . . . . .      11.61%
Oversea-Chinese Banking Corp. Ltd. . . . . . . . .       8.85
Singapore Telecommunications Ltd.  . . . . . . . .       7.27
Cosco Corp. (Singapore) Ltd. . . . . . . . . . . .       4.67
Keppel Corp. Ltd.  . . . . . . . . . . . . . . . .       3.46
Capitaland Ltd.  . . . . . . . . . . . . . . . . .       3.37
Singapore Airlines Ltd.  . . . . . . . . . . . . .       2.89
City Developments Ltd. . . . . . . . . . . . . . .       2.88
Singapore Press Holdings Ltd.  . . . . . . . . . .       2.59
China Sun Bio-chem Technology Group Co., Ltd.  . .       2.32


                 See accompanying notes to financial statements.

Affiliated Holdings

     Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Manager. Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.

                                                Number                              Number
                                               of Shares                           of Shares      Market
                                                 Held                                Held        Value at
                                               October 31,  Purchase    Sales      April 30,    April 30,     Dividend
Name of Affiliated Holding                       2005        Cost        Cost         2006         2006        Income
--------------------------                     -----------  -------- ------------  ---------   -----------    --------
Capitaland Ltd. . . . . . . . . . . . . . .    1,400,000   $   --    $    --       1,400,000   $ 4,332,860    $  --
Keppel Corp. Ltd. . . . . . . . . . . . . .      460,000       --         --         460,000     4,445,287       --
Keppel Land Ltd . . . . . . . . . . . . . .    1,250,000       --       (692,252)    700,000     2,095,689       --
Raffles Holdings Ltd. . . . . . . . . . . .    2,577,000    691,845       --       4,250,000     1,865,625    589,858
Sembcorp Industries Ltd.. . . . . . . . . .    1,250,000       --         --       1,250,000     2,842,255       --
Singapore Airlines Ltd. . . . . . . . . . .      580,150       --       (983,338)    415,000     3,722,091     34,010
Singapore Post . . . .  . . . . . . . . . .    1,615,000    609,119       --       2,500,000     1,784,304    181,125
Singapore Technologies Engineering Ltd. . .    1,750,000       --       (338,177)  1,400,000     2,758,882    118,301
Singapore Telecommunications Ltd. . . . . .    6,150,650       --       (506,617)  5,400,000     9,345,334       --
SMRT Corp., Ltd.  . . . . . . . . . . . . .    3,750,000       --         --       3,750,000     2,676,457     26,411
StarHub Ltd.  . . . . . . . . . . . . . . .    1,000,000       --        (92,816)    900,000     1,273,330     14,687
STATS ChipPAC Ltd.  . . . . . . . . . . . .    1,200,000       --       (668,011)       --         --            --
                                                                                               -----------   --------
     Total. . . . . . . . . . . . . . . . .                                                    $37,142,114   $964,392
                                                                                               ===========   ========

                 See accompanying notes to financial statements.

Statement of Assets and Liabilities
April 30, 2006 (unaudited)

Assets
  Investment in securities, at value:
    Unaffiliated securities (cost--$69,763,213). . . . . . . . . . . . . . . . .    $91,250,339
    Affiliated securities (cost--$22,707,579). . . . . . . . . . . . . . . . . .     37,142,114       $128,392,453
                                                                                    -----------
  Receivable for securities sold . . . . . . . . . . . . . . . . . . . . . . . .                           148,289
  Interest and dividends receivable. . . . . . . . . . . . . . . . . . . . . . .                           431,482
  Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            23,204
                                                                                                      ------------
  Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       128,995,428
                                                                                                      ------------
Liabilities
  Payable for management fees. . . . . . . . . . . . . . . . . . . . . . . . . .                           146,338
  Payable for advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . .                            37,602
  Payable for other affiliates . . . . . . . . . . . . . . . . . . . . . . . . .                            26,713
  Accrued expenses and other liabilities . . . . . . . . . . . . . . . . . . . .                           174,465
                                                                                                      ------------
    Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           385,118
                                                                                                      ------------
Net Assets
  Capital stock, $0.01 par value per share; total 100,000,000 shares authorized;
   9,239,320 shares issued and outstanding . . . . . . . . . . . . . . . . . . .                            92,393
  Paid-in capital in excess of par value . . . . . . . . . . . . . . . . . . . .                       106,759,647
  Accumulated net investment income. . . . . . . . . . . . . . . . . . . . . . .                           469,187
  Accumulated net realized loss on investments . . . . . . . . . . . . . . . . .                       (14,632,777)
  Net unrealized appreciation on investments and other assets and liabilities
   denominated in foreign currency . . . . . . . . . . . . . . . . . . . . . . .                        35,921,860
                                                                                                      ------------
  Net assets applicable to shares outstanding. . . . . . . . . . . . . . . . . .                      $128,610,310
                                                                                                      ============
         Net Asset Value Per Share . . . . . . . . . . . . . . . . . . . . . . .                      $      13.92
                                                                                                      ============

                 See accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended April 30, 2006 (unaudited)


Investment Income:
   Dividends:
    Unaffiliated securities. . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 656,518
    Affiliated securities. . . . . . . . . . . . . . . . . . . . . . . . . . . .    964,392           $ 1,620,910
                                                                                  ---------           -----------
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           69,737
                                                                                                      -----------
    Total investment income. . . . . . . . . . . . . . . . . . . . . . . . . . .                        1,690,647
                                                                                                      -----------

Expenses:
   Investment management fee . . . . . . . . . . . . . . . . . . . . . . . . . .                          398,950
   Investment advisory fee . . . . . . . . . . . . . . . . . . . . . . . . . . .                          202,071
   Legal fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .                          196,974
   Administration fee and expenses . . . . . . . . . . . . . . . . . . . . . . .                          144,589
   Custodian fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . .                           53,450
   Audit and tax services. . . . . . . . . . . . . . . . . . . . . . . . . . . .                           47,109
   Insurance expense . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           22,560
   Reports and notices to shareholders . . . . . . . . . . . . . . . . . . . . .                           21,819
   Transfer agency fee and expenses. . . . . . . . . . . . . . . . . . . . . . .                           15,458
   Directors' fees and expenses. . . . . . . . . . . . . . . . . . . . . . . . .                           14,876
   Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           28,635
                                                                                                      -----------
     Total expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        1,146,491
                                                                                                      -----------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          544,156
                                                                                                      -----------
Realized and unrealized gains from investment activities and foreign currency transactions:
   Net realized gains on investments:
   Unaffiliated securities . . . . . . . . . . . . . . . . . . . . . . . . . . .   6,559,418
   Affiliated securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2,218,902            8,778,320
                                                                                   ---------
   Net realized foreign currency transaction gains . . . . . . . . . . . . . . .                          132,971
   Net change in unrealized appreciation (depreciation) on investments
     in equity securities. . . . . . . . . . . . . . . . . . . . . . . . . . . .                       23,320,650
   Net change in unrealized appreciation (depreciation) on other assets and
     liabilities denominated in foreign currency . . . . . . . . . . . . . . . .                           38,211
                                                                                                      -----------
   Net realized and unrealized gains from investment activities and foreign
     currency transactions . . . . . . . . . . . . . . . . . . . . . . . . . . .                       32,270,152
                                                                                                      -----------
Net increase in net assets resulting from operations . . . . . . . . . . . . . .                      $32,814,308
                                                                                                      ===========

                 See accompanying notes to financial statements.

Statement of Changes in Net Assets

                                                                                  For the Six
                                                                                    Months
                                                                                    Ended            For the Year
                                                                                April 30, 2006           Ended
                                                                                 (unaudited)        October 31, 2005
                                                                                --------------      ----------------
Increase (decrease) in net assets from operations:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    544,156           $ 1,411,958
  Net realized gain on:
    Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,778,320             9,706,807
    Foreign currency transactions . . . . . . . . . . . . . . . . . . . . . .         132,971                78,950
  Net change in unrealized appreciation (depreciation) on:
    Investments in equity securities. . . . . . . . . . . . . . . . . . . . .      23,320,650            (5,989,104)
    Translation of short-term investments and other assets and
     liabilities denominated in foreign currency. . . . . . . . . . . . . . .          38,211               (86,645)
                                                                                 ------------           -----------
  Net increase in net assets resulting from operations. . . . . . . . . . . .      32,814,308             5,121,966
                                                                                 ------------           -----------
Dividends and distributions to shareholders from:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .      (1,565,878)           (2,025,569)
                                                                                 ------------           -----------
From capital stock transactions:
  Sale of capital stock resulting from:
    Reinvestment of dividends . . . . . . . . . . . . . . . . . . . . . . . .         289,244                34,002
                                                                                 ------------           -----------
  Net increase in net assets. . . . . . . . . . . . . . . . . . . . . . . . .      31,537,674             3,130,399
Net assets:
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .      97,072,636            93,942,237
                                                                                 ------------           -----------
  End of period (including undistributed net investment income of
   $469,187 and $1,490,908, respectively) . . . . . . . . . . . . . . . . . .    $128,610,310           $97,072,636
                                                                                 ============           ===========

                 See accompanying notes to financial statements.

Notes to Financial Statements



Organization and Significant Accounting Policies

     The Singapore Fund, Inc. (the "Fund") was incorporated in Maryland on May 31, 1990 and commenced operations on July 31, 1990. It is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company.

     The following significant accounting policies are in conformity with generally accepted accounting principles in the Unites States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reporting results could differ from those estimates.

     Valuation of Investments--Securities which are listed on foreign stock exchanges and for which market quotations are readily available are valued at the last sale price on the exchange on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales on such day, at the closing price quoted for such securities. However, if bid and asked quotations are available, such securities are valued at the mean between the last current bid and asked prices, rather than at such quoted closing price. Securities that are traded over-the-counter, if bid and asked price quotations are available, are valued at the mean between the current bid and asked prices, or, if such quotations are not available, are valued as determined in good faith by the Board of Directors (the "Board") of the Fund. In instances where quotations are not readily available or where the price as determined by the above procedures is deemed not to represent fair market value, fair value will be determined in such manner as the Board may prescribe.
Short-term investments having maturity of 60 days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment. All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board.

     Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in the market price of securities.

     Tax Status--The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income or excise taxes is required. During the six months ended April 30, 2006, the Fund was subject to withholding tax, ranging from 10% to 20%, on certain income from its investments.

     The Fund continues to meet the conditions required to qualify for the exemption from Singapore income tax, available to non-Singapore residents who are beneficiaries of funds managed by approved fund managers, in respect of certain types of income. Accordingly, no provision for Singapore income tax is required.

     Investment Transactions and Investment Income--Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded on the ex-date, except for certain dividends and corporate actions involving foreign securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.

     Dividends and Distributions to Shareholders--The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book basis/tax basis ("book/tax") differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

     Forward Foreign Currency Contracts--The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of its assets denominated in a particular currency, subject to a maximum limitation of 20% of the value of its total assets committed to the consummation of such forward foreign currency contracts. In addition, the Fund will not take positions in foreign forward currency contracts where the settlement commitment exceeds the value of its assets denominated in the currency of the contract. If the Fund enters into forward foreign currency contracts, its custodian or subcustodian will maintain cash or readily marketable securities in a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Investment Manager and Investment Adviser

     The Fund has entered into an Investment Management Agreement (the "Management Agreement") with DBS Asset Management (United States) Pte. Ltd. (the "Manager"). Pursuant to the Management Agreement, the Manager makes investment management decisions relating to the Fund's assets. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.80% of the first $50 million of the Fund's average weekly net assets and 0.66% of the Fund's average weekly net assets in excess of $50 million. In addition, as permitted by the Management Agreement, the Fund reimburses the Manager for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2006, no out-of-pocket expenses were paid to the Manager.

     The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Daiwa SB Investments (Singapore) Limited (the "Adviser"), which provides general and specific investment advice to the Manager with respect to the Fund's assets. The Fund pays the Adviser a monthly fee at an annual rate of 0.40% of the first $50 million of the Fund's average weekly net assets and 0.34% of the Fund's average weekly net assets in excess of $50 million. In addition, as permitted by the Advisory Agreement, the Fund reimburses the Adviser for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2006, no out-of-pocket expenses were paid to the Adviser.

     At April 30, 2006, the Fund owed to the Manager and the Adviser $73,960 and $37,602 for management and advisory fees, respectively.

Administrator and Custodian and Other Related Parties

     Daiwa Securities Trust Company ("DSTC"), an affiliate of the Adviser, provides certain administrative services to the Fund. For such services, the Fund pays DSTC a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets, with a minimum fee of $150,000. In addition, as permitted by the Administration Agreement, the Fund reimburses the Administrator for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2006, expenses of $14,983 were paid to the Administrator, representing reimbursement to the Administrator of costs relating to the attendance by its employees at meetings of the Fund's Board.

     DSTC also acts as custodian for the Fund's assets and appoints subcustodians for the Fund's assets held outside of the United States. DSTC has appointed DBS Bank Ltd. ("DBS Bank"), an affiliate of the Manager, to act as the subcustodian for all of the cash and securities of the Fund held in Singapore. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses related to the Fund. Such expenses include the fees and out-of-pocket expenses of each of the subcustodians. During the six months ended April 30, 2006, DSTC earned $12,277 and DBS Bank earned $38,480 from the Fund for their respective custodial services.

     At April 30, 2006, the Fund owed to DSTC $20,669, $3,750 and $22,575 for administration, compliance and custodian fees, respectively. The latter amount includes fees and expenses payable to DBS Bank totaling $20,280.

     During the six months ended April 30, 2006, the Fund paid or accrued $70,349 for legal services, in connection with the Fund's on-going operations, to a law firm of which the Fund's Assistant Secretary is a partner.

Investments in Securities and Federal Income Tax Matters

     For federal income tax purposes, the cost of securities owned at April 30, 2006 was $86,275,497, excluding short-term interest-bearing investments. At April 30, 2006, the net unrealized appreciation on investments, excluding short-term securities, of $35,735,397 was composed of gross appreciation of $40,083,465 for those investments having an excess of value over cost, and gross depreciation of $4,348,068 for those investments having an excess of cost over value. For the six months ended April 30, 2006, the total aggregate cost of purchases and net proceeds from sales of portfolio securities, excluding the short-term securities, were $20,515,775 and $23,597,853, respectively.

     At October 31, 2005, the Fund had a remaining capital loss carryover of $23,63,702, of which $5,096,375 expires in the year 2008, $16,509,415 expires in the year 2009 and $1,757,912 expires in the year 2010, available to offset future net capital gains.

Concentration of Risk

     Investments in countries in which the Fund may invest may involve certain considerations and risks not typically associated with U.S. investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of the securities markets in which the Fund invests.

Notes to Financial Statements (concluded)



     At April 30, 2006, the Fund had 6,246,602 Singapore Dollars valued at $3,945,430 on deposit with a single financial institution.

Capital Stock

     There are 100,000,000 shares of $0.01 par value common stock authorized. During the six months ended April 30, 2006, 28,274 shares were issued as a result of the reinvestment of dividends paid to those shareholders electing to reinvest dividends. Of the 9,239,320 shares outstanding at April 30, 2006, Daiwa Securities America, Inc., an affiliate of the Adviser and DSTC, owned 15,369 shares.

Financial Highlights



Selected data for a share of capital stock outstanding during each period is presented below:

                                                       For the Six
                                                       Months Ended
                                                        April 30,            For the Years Ended October 31,
                                                          2006      ------------------------------------------------
                                                       (unaudited)    2005      2004      2003      2002      2001
                                                       -----------  --------  --------  --------  --------  --------
Net asset value, beginning of period . . . . . . . .    $10.54      $10.20    $ 8.81    $ 6.46    $ 5.76    $ 8.12
                                                        -------     -------   -------   -------   -------   -------
Net investment income. . . . . . . . . . . . . . . .      0.06        0.16      0.18      0.08      0.02      0.10
Net realized and unrealized gains (losses) on
 investments and foreign currency transactions . . .      3.49        0.40      1.31      2.28      0.76     (2.46)
                                                        -------     -------   -------   -------   -------   -------
Net increase (decrease) in net asset value
 resulting from operations . . . . . . . . . . . . .      3.55        0.56      1.49      2.36      0.78     (2.36)
                                                        -------     -------   -------   -------   -------   -------
Less: dividends and distributions to shareholders
  Net investment income. . . . . . . . . . . . . . .     (0.17)      (0.22)    (0.10)    (0.01)    (0.08)      --
                                                        -------     -------   -------   -------   -------   -------
Net asset value, end of period . . . . . . . . . . .    $13.92      $10.54    $10.20    $ 8.81    $ 6.46    $ 5.76
                                                        =======     =======   =======   =======   =======   =======
Per share market value, end of period. . . . . . . .    $13.00      $ 9.29    $ 8.52    $ 7.62    $ 5.00    $ 4.48
                                                        =======     =======   =======   =======   =======   =======
Total investment return:
  Based on market price at beginning and end of
   period, assuming reinvestment of dividends. . . .     42.26 %     11.80 %   13.25 %   52.59 %   13.39 %  (29.73)%
  Based on net asset value at beginning and end of
   period, assuming reinvestment of dividends. . . .     34.26 %      5.95 %   17.27 %   36.55 %   13.94 %  (29.06)%
Ratios and supplemental data:
  Net assets, end of period (in millions). . . . . .    $128.6      $ 97.1    $ 93.9    $ 81.1    $ 59.4    $ 53.0
  Ratios to average net assets of:
    Expenses . . . . . . . . . . . . . . . . . . . .      2.08 %*     1.81 %    1.65 %    1.85 %    2.12 %    2.15 %
    Expenses, excluding waiver of Administration
     and Advisory fee applicable to net
     investment income . . . . . . . . . . . . . . .      2.08 %*     1.81 %    1.82 %    2.04 %    2.20 %    2.15 %
    Net investment income. . . . . . . . . . . . . .      0.99 %*     1.47 %    1.93 %    1.19 %    0.23 %    1.47 %
Portfolio turnover . . . . . . . . . . . . . . . . .     19.37 %     34.85 %   77.65 %   93.13 %  103.33 %  152.18 %

------------------------
* Annualized.

Results of Annual Meeting of Stockholders (unaudited)



     On June 1, 2006, the Annual Meeting of Stockholders of The Singapore Fund, Inc. (the "Fund") was held and the following matter was voted upon and passed.

     Election of two Class III Directors to the Board of Directors of the Fund to serve for a term expiring on the date on which the Annual Meeting of Stockholders is held in the year 2009.

                             Number of Shares/Votes
                             ----------------------

                                                       Proxy Authority
             Class III                Voted For            Withheld
        -----------------             ---------        ---------------
        Austin C. Dowling             6,216,419            267,006
        Masamichi Yokoi               6,224,229            259,196

     In addition to the Directors re-elected at the Meeting, Martin J. Gruber, David G. Harmer and Oren G. Shaffer are the other members of the Board who continue to serve as Directors of the Fund.


An Important Notice Concerning Our Privacy Policy

     This Privacy Notice describes the types of non-public information we collect about you, the ways we safeguard the confidentiality of this information and when this information may be shared with others. In this Privacy Notice, the terms "we," "our" and "us" refer to the Fund. The term "you" in this Privacy Notice refers broadly to all of our individual stockholders (including prospective and former individual stockholders).

     In order to provide you with services, we collect certain non-public information about you. We obtain this personal information from the following sources:

     o Applications and other forms you submit to us.
     o Dealings and transactions with us or others.

     We do not disclose any non-public personal information about you to anyone, except as permitted by law. For instance, so that we may effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose.

     We maintain physical, electronic and procedural security measures that comply with federal standards to safeguard your non-public personal information. Access to such information is restricted to those agents of the Fund who are trained in the proper handling of client information and who need to know that information in order to provide services to stockholders.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

----------------------------------------------
BOARD OF DIRECTORS
Masamichi Yokoi, Chairman
Austin C. Dowling
Martin J. Gruber
David G. Harmer
Oren G. Shaffer
----------------------------------------------
OFFICERS
John J. O'Keefe
Vice President and Treasurer
Yuko Uchida
Secretary
Anthony Cambria
Chief Compliance Officer
Leonard B. Mackey, Jr.
Assistant Secretary
----------------------------------------------
ADDRESS OF THE FUND
c/o Daiwa  Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, NJ 07302-3051
----------------------------------------------
INVESTMENT MANAGER
DBS Asset Management (United States) Pte. Ltd.
INVESTMENT ADVISER
Daiwa SB Investments  (Singapore) Ltd.
ADMINISTRATOR AND CUSTODIAN
Daiwa Securities Trust Company
TRANSFER AGENT AND REGISTRAR
American Stock Transfer & Trust Company
LEGAL COUNSEL
Clifford Chance US LLP
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
----------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at prevailing market prices. This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report. The financial information included herein is taken from the records of the Fund without examination by the Independent Registered Public Accounting Firm which does not express an opinion thereon.

                                      THE
                                   SINGAPORE
                                   FUND, INC.



                                     [LOGO]



                               Semi-Annual Report
                                 April 30, 2006

Item 2.  Code of Ethics.

     Not applicable for this semi-annual report.

Item 3.  Audit Committee Financial Expert.

     Not applicable for this semi-annual report.

Item 4.  Principal Accountant Fees and Services.

     Not applicable for this semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

     Not applicable for this semi-annual report.

Item 6.  Schedule of Investments.

     A Schedule of Investments is included as part of the report to stockholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable for this semi-annual report.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable for this semi-annual report.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

--------------------- ------------------- ----------------- ------------------------ ---------------------------------
Period                (a)                 (b)               (c)                      (d)
                      Total Number of     Average Price     Total Number of Shares   Maximum Number (or Approximate
                      Shares (or Units)   Paid per Share    (or Units) Purchased     Dollar Value) of Shares (or
                      Purchased           (or Unit)         as Part of Publicity     Units) that may yet be
                                                            Announced Plans or       Purchased Under the Plans or
                                                            Programs                 Programs
--------------------- ------------------- ----------------- ------------------------ ---------------------------------
November              0                   N/A               0                        0
--------------------- ------------------- ----------------- ------------------------ ---------------------------------
December              0                   N/A               0                        0
--------------------- ------------------- ----------------- ------------------------ ---------------------------------
January               0                   N/A               0                        0
--------------------- ------------------- ----------------- ------------------------ ---------------------------------
February              0                   N/A               0                        0
--------------------- ------------------- ----------------- ------------------------ ---------------------------------
March                 0                   N/A               0                        0
--------------------- ------------------- ----------------- ------------------------ ---------------------------------
April                 0                   N/A               0                        0
--------------------- ------------------- ----------------- ------------------------ ---------------------------------
Total                 0                   N/A               0                        0
=====
--------------------- ------------------- ----------------- ------------------------ ---------------------------------



Item 10.  Submission of Matters to a Vote of Security Holders.

     There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b)
          or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Not applicable for this semi-annual report.

(a)(2) Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)    None.

(b)       Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 The Singapore Fund, Inc.


                                 By  \s\ John J. O'Keefe
                                     -------------------------------------------
                                     John J. O'Keefe, Vice President & Treasurer


Date:  June 19, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                 By  \s\ John J. O'Keefe
                                     -------------------------------------------
                                     John J. O'Keefe, Vice President & Treasurer


Date:  June 19, 2006


                                 By  \s\ Masamichi Yokoi
                                     -------------------------------------------
                                     Masamichi Yokoi, Chairman


Date:  June 19, 2006

                                                                  EXHIBIT 12 (b)

                                  CERTIFICATION
            PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002


I, John J. O'Keefe, certify that:

1.   I have reviewed this report on Form N-CSR of The Singapore Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) all significant deficiencies and material weaknesses in the design or operation of internal control which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

                                     Date:  June 19, 2006


                                     \s\ John J. O'Keefe
                                     -------------------------------------------
                                     John J. O'Keefe, Vice President & Treasurer

                                  CERTIFICATION
            PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002


I, Masamichi Yokoi, certify that:

1.   I have reviewed this report on Form N-CSR of The Singapore Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) all significant deficiencies and material weaknesses in the design or operation of internal control which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

                                     Date:  June 19, 2006


                                     By  \s\ Masamichi Yokoi
                                         ---------------------------------------
                                         Masamichi Yokoi, Chairman

                                  CERTIFICATION
                             PURSUANT TO SECTION 906
                        OF THE SARBANES-OXLEY ACT OF 2002


     The undersigned, the Vice President & Treasurer of The Singapore Fund, Inc. (the "Fund"), with respect to the Form N-CSR for the period ended April 30, 2006 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.

                                     Dated:  June 19, 2006


                                     \s\ John J. O'Keefe
                                     -------------------------------------------
                                     John J. O'Keefe, Vice President & Treasurer


     This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                  CERTIFICATION
                             PURSUANT TO SECTION 906
                        OF THE SARBANES-OXLEY ACT OF 2002


     The undersigned, the Chairman of The Singapore Fund, Inc. (the "Fund"), with respect to the Form N-CSR for the period ended April 30, 2006 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.
Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.

                                     Dated:  June 19, 2006


                                     \s\ Masamichi Yokoi
                                     -------------------------------------------
                                     Masamichi Yokoi, Chairman


     This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.